United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/16

Date of Reporting Period: Quarter ended 11/30/15

Item 1. Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—60.1%
		Basic Industry - Chemicals—0.6%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,184,450
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	269,199
50,000		RPM International, Inc., 6.50%, 2/15/2018	54,221
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	110,606
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	11,769
		TOTAL	1,630,245
		Basic Industry - Metals & Mining—3.3%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,021,250
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	792,850
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	120,150
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	191,311
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	620,362
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	56,034
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	51,415
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	984,038
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,465,640
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,114,785
850,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	843,882
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	934,590
		TOTAL	8,196,307
		Basic Industry - Paper—0.6%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,394,414
		Capital Goods - Aerospace & Defense—1.4%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	906,187
510,000		Halliburton Co., Sr. Unsecd. Note, 2.70%, 11/15/2020	511,699
960,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	962,962
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,657
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	29,500
1,000,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,013,601
		TOTAL	3,449,606
		Capital Goods - Building Materials—0.3%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	725,937
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	75,877
		TOTAL	801,814
		Capital Goods - Diversified Manufacturing—0.6%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,249
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,046
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,247,307
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	254,982
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	55,779
		TOTAL	1,585,363
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	55,653
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	511,226

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—1.5%
$180,000	[1,2]	CCO Safari II LLC, Series 144A, 3.579%, 7/23/2020	$181,082
2,000,000		DIRECTV Holdings LLC, 1.75%, 1/15/2018	1,997,076
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,597,193
		TOTAL	3,775,351
		Communications - Media & Entertainment—1.7%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	203,210
400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	400,388
1,500,000		CBS Corp., 2.30%, 8/15/2019	1,494,423
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	968,985
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	140,452
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	250,948
70,000		Viacom, Inc., 2.50%, 9/1/2018	70,259
725,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	691,957
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	107,115
		TOTAL	4,327,737
		Communications - Telecom Wireless—1.1%
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	205,913
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	838,886
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	576,668
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,112,656
		TOTAL	2,734,123
		Communications - Telecom Wirelines—1.6%
1,000,000		AT&T, Inc., 2.30%, 3/11/2019	1,013,985
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	61,950
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	106,880
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	993,418
343,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.50%, 9/15/2016	346,976
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,054,792
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	498,735
		TOTAL	4,076,736
		Consumer Cyclical - Automotive—2.7%
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	149,621
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	253,414
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,253,324
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	506,248
2,000,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	1,992,496
500,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	493,777
775,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	765,381
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	253,413
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,023,905
		TOTAL	6,691,579
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,202,925
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	76,468
		TOTAL	1,279,393
		Consumer Cyclical - Retailers—0.7%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	514,930
1,250,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,270,576
		TOTAL	1,785,506

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—1.5%
$1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series WI, 2.50%, 11/28/2019	$1,226,531
2,000,000		Amazon.com, Inc., 1.20%, 11/29/2017	1,999,436
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	554,854
		TOTAL	3,780,821
		Consumer Non-Cyclical - Food/Beverage—2.5%
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	311,515
1,250,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	1,255,201
2,000,000		Kellogg Co., 1.75%, 5/17/2017	2,006,908
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	968,636
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	415,096
150,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	155,221
10,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.80%, 9/1/2016	10,087
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	645,183
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	505,608
		TOTAL	6,273,455
		Consumer Non-Cyclical - Health Care—1.5%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	755,068
225,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 2.675%, 12/15/2019	227,891
1,300,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,473,954
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	142,123
1,275,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,275,200
		TOTAL	3,874,236
		Consumer Non-Cyclical - Pharmaceuticals—1.5%
1,250,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,243,531
730,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	732,478
1,250,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,256,958
475,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	478,298
		TOTAL	3,711,265
		Consumer Non-Cyclical - Products—0.3%
650,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	652,307
		Consumer Non-Cyclical - Supermarkets—0.8%
2,000,000		Kroger Co., 2.20%, 1/15/2017	2,022,378
100,000		Kroger Co., Note, 6.80%, 12/15/2018	113,001
		TOTAL	2,135,379
		Consumer Non-Cyclical - Tobacco—0.7%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	18,446
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	366,273
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	54,968
1,250,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	1,281,887
		TOTAL	1,721,574
		Energy - Independent—0.6%
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	918,929
70,000		Devon Energy Corp., 6.30%, 1/15/2019	77,326
500,000		Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	480,614
		TOTAL	1,476,869
		Energy - Integrated—1.9%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,045,814
600,000		Husky Energy, Inc., 4.00%, 4/15/2024	570,379
450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	435,673

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	$1,950,502
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	599,775
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	99,068
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	123,087
		TOTAL	4,824,298
		Energy - Midstream—1.0%
1,225,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	1,212,446
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	279,576
1,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	989,102
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	49,938
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	52,737
		TOTAL	2,583,799
		Energy - Oil Field Services—0.8%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	261,911
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	903,830
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	263,721
665,000		Weatherford International Ltd., 6.00%, 3/15/2018	633,014
		TOTAL	2,062,476
		Energy - Refining—0.2%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	325,259
200,000		Valero Energy Corp., 9.375%, 3/15/2019	240,991
		TOTAL	566,250
		Financial Institution - Banking—11.7%
143,000		American Express Co., 2.65%, 12/2/2022	139,676
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	929,807
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	90,867
2,000,000		BB&T Corp., Series MTN, 1.60%, 8/15/2017	2,006,706
335,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	336,886
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,004,399
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	586,994
2,000,000		Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,029,720
2,000,000		Bank of Nova Scotia, 1.375%, 12/18/2017	1,994,198
2,000,000		Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	1,995,162
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	249,397
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,187,470
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	302,752
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	56,208
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	413,309
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	111,947
600,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	595,761
1,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	998,558
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	514,048
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	279,765
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,291,614
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	998,094
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,185,150
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	347,795
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,856
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	201,026

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	$1,303,132
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	113,433
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	720,280
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	253,529
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,052,773
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,511,991
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,225,010
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	513,005
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	706,007
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	45,364
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	1,499,028
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	384,166
		TOTAL	29,427,883
		Financial Institution - Broker/Asset Mgr/Exchange—0.9%
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	732,500
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	551,859
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	933,412
		TOTAL	2,217,771
		Financial Institution - Finance Companies—2.3%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,244,574
3,950,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 0.964%, 4/15/2016	3,955,004
405,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	404,433
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	102,063
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	160,670
		TOTAL	5,866,744
		Financial Institution - Insurance - Health—0.4%
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,018,485
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	81,905
		TOTAL	1,100,390
		Financial Institution - Insurance - Life—2.3%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	777,924
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	339,011
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,212,939
2,000,000	[1,2]	MetLife Global Funding I, Series 144A, 1.50%, 1/10/2018	1,995,688
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	169,541
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	975,542
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	211,911
		TOTAL	5,682,556
		Financial Institution - Insurance - P&C—1.5%
800,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	795,419
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	407,687
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	54,806
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,047,223
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	30,617
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	804,959
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	511,959
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	25,000
		TOTAL	3,677,670

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—0.3%
$150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	$157,417
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	682,401
		TOTAL	839,818
		Financial Institution - REIT - Office—0.3%
500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	498,727
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	260,950
		TOTAL	759,677
		Financial Institution - REIT - Other—0.4%
115,000		Liberty Property LP, 6.625%, 10/1/2017	124,084
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	610,320
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	304,761
		TOTAL	1,039,165
		Financial Institution - REIT - Retail—0.5%
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,084,683
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	189,550
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	108,162
		TOTAL	1,382,395
		Industrial Products & Equipment—0.4%
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	1,002,111
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	512,155
		Technology—4.2%
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	994,907
500,000		BMC Software, Inc., 7.25%, 6/1/2018	459,375
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	252,983
1,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,010,004
1,250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.70%, 6/1/2020	1,248,680
1,000,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	1,004,097
1,000,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	986,670
1,300,000		Microsoft Corporation, 1.85%, 2/12/2020	1,304,437
1,250,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,225,099
2,000,000		Oracle Corp., 1.20%, 10/15/2017	2,005,340
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	151,471
		TOTAL	10,643,063
		Transportation - Airlines—0.4%
1,000,000		Southwest Airlines Co., Sr. Unsecd. Note, 2.75%, 11/6/2019	1,014,293
		Transportation - Railroads—0.1%
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	192,623
		Transportation - Services—1.0%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	43,254
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	495,156
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	152,173
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,482,681
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	300,294
		TOTAL	2,473,558
		Utility - Electric—2.2%
870,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	872,178
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	20,729
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	767,190

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	$253,990
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	106,807
9,600	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	9,880
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	250,383
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,794
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	473,915
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,533
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,091,311
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	317,867
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,250,958
		TOTAL	5,561,535
		Utility - Natural Gas—0.9%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	118,085
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	588,485
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	41,498
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,116,580
250,000		Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	251,391
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	91,461
		TOTAL	2,207,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $151,111,676)	151,558,689
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Commercial Mortgage—2.6%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,300,093
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	426,429
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	191,847
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.099%%, 6/10/2046	767,627
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,067,136
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	468,628
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	741,575
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	205,357
77,704	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	80,191
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	325,065
		TOTAL	6,573,948
		Government Agency—0.1%
152,377		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.797%, 12/15/2037	153,759
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,697,164)	6,727,707
		MORTGAGE-BACKED SECURITIES—2.9%
		Federal National Mortgage Association—2.9%
4,258,864		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	4,528,164
2,765,805		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	2,867,838
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,322,826)	7,396,002
		U.S. TREASURIES—14.4%
		U.S. Treasury Notes—14.4%
2,032,260		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,016,251
4,205,400	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	4,109,081
500,000		United States Treasury Note, 0.875%, 4/30/2017	500,365
3,250,000		United States Treasury Note, 1.375%, 3/31/2020	3,222,578

Principal Amount or Shares		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$7,500,000	United States Treasury Note, 1.375%, 8/31/2020	$7,411,523
3,000,000	United States Treasury Note, 1.625%, 3/31/2019	3,027,422
13,500,000	United States Treasury Note, 1.625%, 12/31/2019	13,559,063
2,500,000	United States Treasury Note, 2.125%, 6/30/2022	2,524,740
	TOTAL U.S. TREASURIES (IDENTIFIED COST $36,732,118)	36,371,023
	INVESTMENT COMPANIES—19.7%[4]
510,296	Federated Bank Loan Core Fund	5,011,109
1,411,260	Federated Mortgage Core Portfolio	13,957,361
2,632,474	Federated Prime Value Obligations Fund, Institutional Shares, 0.17%[5]	2,632,474
804,969	Federated Project and Trade Finance Core Fund	7,526,458
3,453,964	High Yield Bond Portfolio	20,689,246
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $52,543,660)	49,816,648
	TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $254,407,444)[6]	251,870,069
	OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	425,866
	TOTAL NET ASSETS—100%	$252,295,935
At November 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes, 2-Year Long Futures	25	$5,438,672	March 2016	$(2,792)
[8]United States Treasury Long Bond, Short Futures	50	$7,700,000	March 2016	$(33,320)
[8]United States Treasury Notes, 10-Year Short Futures	200	$25,287,500	March 2016	$(42,655)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(78,767)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,640,449 and $37,747,930, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2015, these restricted securities amounted to $26,712,471, which represented 10.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2015, these liquid restricted securities amounted to $26,712,471, which represented 10.6% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	At November 30, 2015, the cost of investments for federal tax purposes was $254,407,444. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,537,375. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,157,729 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,695,104.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$151,558,689	$—	$151,558,689
Collateralized Mortgage Obligations	—	6,727,707	—	6,727,707
Mortgage-Backed Securities	—	7,396,002	—	7,396,002
U.S. Treasuries	—	36,371,023	—	36,371,023
Investment Companies	2,632,474	47,184,174[1]	—	49,816,648
TOTAL SECURITIES	$2,632,474	$249,237,595	$—	$251,870,069
Other Financial Instruments:[2]
Assets	$—	$—	$—	$—
Liabilities	(78,767)	—	—	(78,767)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(78,767)	$—	$—	$(78,767)
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016